Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2020
Other financial assets, current
Schedule of other financial assets, current

	March 31,
	2019	2020
Interest accrued on term deposits	2,404	5,702
Interest accrued on advances to related parties (refer to note 42)	1,642	—
Security deposits	71,406	48,746
Others (includes Government Grant)	156,835	219,478
Total	232,287	273,926

Schedule of movement in the Government Grant

	March 31,
	2019	2020
At 1 April	32,120	156,835
Recorded in statement of profit or loss	233,180	86,810
Received during the year	(108,465)	(24,925)
Effect of movement in exchange rate	—	123
At 31 March	156,835	218,843